Financial Risk Management - Summary of Changes in Equity and Earnings from Interest Rate Risk (Details) - Kookmin Bank - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Scenario 1 (Parallel Rise)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in Economic Value of Equity Capital	₩ 936,965	₩ 544,087
Changes in Net Interest Income	564,771	415,339
Scenario 2 (Parallel Decline)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in Economic Value of Equity Capital	0	0
Changes in Net Interest Income	0	0
Scenario 3 (Short-Term Decline, Long-Term Rise)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in Economic Value of Equity Capital	273,951	245,337
Scenario 4 (Short-Term Rise, Long-Term Decline)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in Economic Value of Equity Capital	311,497	423,673
Scenario 5 (Short-Term Rise)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in Economic Value of Equity Capital	568,246	466,220
Scenario 6 (Short-Term Decline)
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in Economic Value of Equity Capital	345,987	480,246
Maximum of 6 scenarios
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in Economic Value of Equity Capital	936,965	544,087
Changes in Net Interest Income	564,771	415,339
Basic Capital
Change In Equity And Earnings From Interest Rate Risk [Line Items]
Changes in Economic Value of Equity Capital	₩ 30,491,173	₩ 28,234,310